Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	May 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant			224,428
Unrecognized share-based compensation expense			$ 335
Share based compensation expense			$ 1,681	$ 634	$ 429	[1]
Unrecognized compensation cost, recognition period			2 years 6 months 14 days
Aggregate intrinsic Value, Outstanding			$ 1,886	3,450	1,040
Aggregate intrinsic Value, Outstanding, Vested and expected to vest			855	1,140	204
Dividend	$ 5,100	$ 5,000	$ 5,063	5,001
Dividend paid per share	$ 0.14	$ 0.14
Percentage of outstanding shares grant			3.50%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant			224,428
Number of shares authorized for grant			1,275,507
Unrecognized share-based compensation expense			$ 7,559
Share based compensation expense			$ 1,271
Weighted average grant- date fair value, Vested			$ 0.00
Percentage of outstanding shares grant			3.50%
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 402	$ 634	$ 429

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19